Business combinations (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019
Net assets acquired
Restricted cash	$ 1,394
Other assets	156		$ 39
Current portion of lease obligation	(367)		(240)
Lease obligation	(1,080)		$ (849)
Summary of purchase consideration
Holdback payable	$ 1,876
Marley Drug Inc [Member]
Net assets acquired
Cash and cash equivalents		$ 542
Restricted cash		20
Accounts receivable		104
Inventories		215
Prepaid expenses		22
Property and equipment, including right of use asset		664
Pharmacy licenses		1,183
Customer lists		4,860
Brand name		495
Goodwill		2,991
Other assets		131
Accounts payable and accrued liabilities		(416)
Current portion of lease obligation		(98)
Lease obligation		(455)
Net assets acquired		10,258
Summary of purchase consideration
Net cash paid		6,407
Holdback payable		1,878
Contingent consideration		1,973
Purchase consideration		$ 10,258